Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Oct. 27, 2012	Jan. 28, 2012	Oct. 29, 2011	Jan. 29, 2011
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Preferred Stock, shares issued	0	89,291,773	89,291,773	89,291,773
Preferred Stock, shares outstanding	0	89,291,773	89,291,773	89,291,773
Preferred Stock, liquidation preference	$ 0	$ 214,420	$ 210,210	$ 198,507
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued	53,972,006	16,248,797	16,084,358	16,084,358
Common stock, shares outstanding	53,972,006	16,248,797	16,084,358	16,084,358
Convertible Preferred Stock
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Undesignated Stock | Convertible Preferred Stock
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	10,000,000
Designated Stock | Convertible Preferred Stock
Preferred stock, shares authorized	90,000,000	90,000,000	90,000,000	90,000,000